Stockholders’ Deficiency (Details) - Schedule of Warrants Outstanding and Exercisable - Warrant [Member]	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 31, 2023 $ / shares shares
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	61,332,886	61,332,886	11,970,312	6,118,808
Exercise Price (in Dollars per share and Dollars per share) | $ / shares			$ 0.39
0.40 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	2,661,783	2,661,783		3,061,783
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.4			$ 0.4
Expiry Date	Aug. 30, 2024	Aug. 30, 2024		Aug. 30, 2024
0.31 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	3,329,828	3,329,828		3,057,025
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.31			$ 0.31
Expiry Date	Aug. 31, 2026	Aug. 31, 2026		Aug. 31, 2026
0.31 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	876,595	876,595
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.31
Expiry Date	Oct. 16, 2026	Oct. 16, 2026
0.31 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	2,524,993	2,524,993
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.31
Expiry Date	Nov. 08, 2026	Nov. 08, 2026
0.31 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	9,864,305	9,864,305
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.31
Expiry Date	Dec. 22, 2026	Dec. 22, 2026
0.31 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	18,003,092	18,003,092
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.31
Expiry Date	Jan. 19, 2027	Jan. 19, 2027
0.289 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	14,640,221	14,640,221
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.289
Expiry Date	Feb. 16, 2028	Feb. 16, 2028
0.28 (CAD$0.39) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	2,155,000	2,155,000
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 0.28	$ 0.39
Expiry Date	Feb. 16, 2028	Feb. 16, 2028
0.28 (CAD$0.39) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	719,904	719,904
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 0.28	$ 0.39
Expiry Date	Mar. 15, 2028	Mar. 15, 2028
0.283 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	6,557,165	6,557,165
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 0.283
Expiry Date	Mar. 15, 2028	Mar. 15, 2028
Warrant [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	2,550,262	2,550,262
Warrant [Member] | 0.28 (CAD$0.39) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	2,155,000	2,155,000
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 0.28	$ 0.39
Expiry Date	Feb. 16, 2028	Feb. 16, 2028
Warrant [Member] | 0.28 (CAD$0.39) [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants Outstanding	395,262	395,262
Exercise Price (in Dollars per share and Dollars per share) | (per share)	$ 0.28	$ 0.39
Expiry Date	Mar. 15, 2028	Mar. 15, 2028